Schedule of accounts payable to related parties (Details) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Related Party [Member]
Related Party Transaction [Line Items]
Total	€ 130,220	€ 151,988
San Raffaele Hospital [Member]
Related Party Transaction [Line Items]
Total	130,220	150,206
Carlo Russo [Member]
Related Party Transaction [Line Items]
Total		198
Richard Slansky [Member]
Related Party Transaction [Line Items]
Total		€ 1,584